VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—30.0%
Aerospace & Defense—0.1%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 135	$ 588
Auto Manufacturers—0.6%
Rivian Automotive, Inc.
4.625%, 3/15/29	2,005	2,046
3.625%, 10/15/30	2,180	1,975
		4,021

Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,550	2,924
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,405	1,678
144A 1.750%, 3/1/31(1)	690	754
Guardant Health, Inc. 1.250%, 2/15/31	1,365	1,465
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	3,500	3,650
Insmed, Inc. 0.750%, 6/1/28	550	1,238
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,490	1,504
		13,213

Commercial Services—1.3%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,170	1,052
Block, Inc. 0.000%, 5/1/26(2)	3,360	3,185
Shift4 Payments, Inc. 0.500%, 8/1/27	3,090	3,127
Stride, Inc. 1.125%, 9/1/27	430	1,175
		8,539

Computers—2.4%
Lumentum Holdings, Inc. 0.500%, 12/15/26	4,630	4,770
PAR Technology Corp. 1.500%, 10/15/27	2,100	2,210
Parsons Corp. 2.625%, 3/1/29	965	1,017
Seagate HDD Cayman 3.500%, 6/1/28	1,995	2,524
Super Micro Computer, Inc. 3.500%, 3/1/29	1,290	1,188
Western Digital Corp. 3.000%, 11/15/28	1,390	1,886
Zscaler, Inc. 0.125%, 7/1/25	1,380	2,071
		15,666

Diversified REITS—0.5%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	3,300	3,429
	Par Value	Value

Electric Utilities—2.1%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	$ 3,365	$ 3,764
PG&E Corp. 4.250%, 12/1/27	3,305	3,434
Southern Co. (The) 3.875%, 12/15/25	4,310	4,836
TXNM Energy, Inc. 144A 5.750%, 6/1/54(1)	1,745	2,170
		14,204

Electronics—0.8%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	1,720	1,805
Itron, Inc. 144A 1.375%, 7/15/30(1)	1,200	1,308
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	1,810	2,299
		5,412

Engineering & Construction—0.3%
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)	1,680	2,116
Entertainment—1.8%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	4,185	3,672
IMAX Corp. 0.500%, 4/1/26	1,835	1,950
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	6,015	6,219
		11,841

Financial Services—1.5%
Coinbase Global, Inc. 0.500%, 6/1/26	3,805	3,811
Galaxy Digital Holdings LP 144A 2.500%, 12/1/29(1)	2,120	2,052
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,940	2,950
Upstart Holdings, Inc. 144A 1.000%, 11/15/30(1)	1,215	1,018
		9,831

Health Care REITs—1.1%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	5,710	7,606
Healthcare-Products—1.5%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	1,850	1,824
Envista Holdings Corp. 2.375%, 6/1/25	1,280	1,272
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,860	1,617
Insulet Corp. 0.375%, 9/1/26	1,400	1,732
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,365	1,422
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	$ 950	$ 1,209
Repligen Corp. 1.000%, 12/15/28	1,070	1,092
		10,168

Industrial REITs—0.5%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	3,110	3,070
Internet—3.0%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	405	532
Expedia Group, Inc. 0.000%, 2/15/26	1,465	1,429
Magnite, Inc. 0.250%, 3/15/26	1,330	1,269
Palo Alto Networks, Inc. 0.375%, 6/1/25	420	1,568
Sea Ltd. 2.375%, 12/1/25	875	1,325
Shopify, Inc. 0.125%, 11/1/25	2,490	2,480
Snap, Inc. 0.750%, 8/1/26	1,370	1,312
Spotify USA, Inc. 0.000%, 3/15/26	940	1,210
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	1,560	1,760
Uber Technologies, Inc.
0.000%, 12/15/25	4,065	4,549
0.875%, 12/1/28	525	688
Wayfair, Inc. 3.250%, 9/15/27	1,370	1,273
Zillow Group, Inc. 2.750%, 5/15/25	575	578
		19,973

Investment Companies—0.1%
IREN Ltd. 144A 3.250%, 6/15/30(1)	820	594
Iron & Steel—0.2%
United States Steel Corp. 5.000%, 11/1/26	390	1,274
Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	2,700	2,551
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	205	884
		3,435

Machinery-Construction & Mining—0.2%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,140	1,361
	Par Value	Value

Media—0.9%
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	$ 4,585	$ 4,634
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,055	1,281
		5,915

Metal Fabricate/Hardware—0.3%
Xometry, Inc. 1.000%, 2/1/27	2,285	2,187
Mining—0.2%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	820	1,141
Miscellaneous Manufacturing—0.1%
Axon Enterprise, Inc. 0.500%, 12/15/27	320	867
Oil, Gas & Consumable Fuels—0.4%
UGI Corp. 144A 5.000%, 6/1/28(1)	1,950	2,493
Passenger Airlines—0.4%
American Airlines Group, Inc. 6.500%, 7/1/25	2,795	2,792
Pharmaceuticals—0.9%
Dexcom, Inc. 0.250%, 11/15/25	3,650	3,549
Jazz Investments I Ltd. 144A 3.125%, 9/15/30(1)	2,125	2,308
		5,857

Retail—0.4%
Burlington Stores, Inc. 1.250%, 12/15/27	1,480	1,896
Shake Shack, Inc. 0.000%, 3/1/28	1,145	1,055
		2,951

Retail REIT—0.1%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	905	901
Semiconductors—1.2%
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	2,060	1,924
ON Semiconductor Corp.
0.000%, 5/1/27	1,355	1,446
0.500%, 3/1/29	1,300	1,122
Semtech Corp. 1.625%, 11/1/27	1,220	1,433
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,565	1,375
Wolfspeed, Inc. 0.250%, 2/15/28	1,925	618
		7,918

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Par Value	Value

Software—3.8%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	$ 875	$ 1,235
Cloudflare, Inc. 0.000%, 8/15/26(2)	3,195	3,246
Confluent, Inc. 0.000%, 1/15/27(2)	2,305	2,116
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	3,410	3,065
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,400	2,639
MicroStrategy, Inc. 144A 0.000%, 12/1/29(1)(2)	5,820	5,293
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	2,660	2,871
Snowflake, Inc. 144A 0.000%, 10/1/29(1)	3,200	3,970
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,295	1,217
		25,652

Telecommunications—0.4%
AST SpaceMobile, Inc. 144A 4.250%, 3/1/32(1)	630	738
InterDigital, Inc. 3.500%, 6/1/27	180	470
Viavi Solutions, Inc. 1.625%, 3/15/26	1,365	1,428
		2,636

Water Utilities—0.4%
American Water Capital Corp. 3.625%, 6/15/26	2,380	2,451
Total Convertible Bonds and Notes (Identified Cost $200,965)		200,102

	Shares
Convertible Preferred Stocks—4.7%
Aerospace & Defense—1.2%
Boeing Co. (The), 6.000%	128,460	7,885
Banks—1.1%
Wells Fargo & Co. Series L, 7.500%	6,245	7,257
Capital Markets—0.7%
Ares Management Corp. Series B, 6.750%	40,590	2,004
KKR & Co., Inc. Series D, 6.250%	51,045	2,446
		4,450

Chemicals—0.1%
Albemarle Corp., 7.250%	27,860	853
Electric Utilities—0.6%
NextEra Energy, Inc., 6.926%	47,075	1,812
PG&E Corp. Series A, 6.000%	52,565	2,286
		4,098

	Shares	Value

Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%	26,885	$ 1,686
Machinery—0.1%
Chart Industries, Inc. Series B, 6.750%	8,600	455
Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	46,505	2,207
Software—0.1%
MicroStrategy, Inc., 8.000%	7,090	635
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 7.625%	32,150	1,614
Total Convertible Preferred Stocks (Identified Cost $31,621)		31,140

Common Stocks—56.7%
Air Freight & Logistics—0.1%
FedEx Corp.	4,475	941
Automobiles—1.2%
Tesla, Inc.(3)	27,325	7,710
Banks—2.4%
Bank of America Corp.	103,045	4,109
Citigroup, Inc.	54,855	3,751
JPMorgan Chase & Co.	32,045	7,839
		15,699

Beverages—0.6%
Coca-Cola Co. (The)	51,135	3,710
Biotechnology—1.9%
AbbVie, Inc.	22,845	4,457
Gilead Sciences, Inc.	20,385	2,172
Regeneron Pharmaceuticals, Inc.	3,445	2,063
Vertex Pharmaceuticals, Inc.(3)	8,225	4,190
		12,882

Broadline Retail—2.2%
Amazon.com, Inc.(3)	77,725	14,334
Building Products—0.2%
Johnson Controls International plc	13,390	1,123
Capital Markets—2.1%
Charles Schwab Corp. (The)	77,040	6,271
Intercontinental Exchange, Inc.	14,325	2,406
Moody’s Corp.	6,360	2,882
Morgan Stanley	22,345	2,579
		14,138

Chemicals—1.3%
Air Products & Chemicals, Inc.	9,110	2,470
DuPont de Nemours, Inc.	29,682	1,959
Ecolab, Inc.	8,445	2,123

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Chemicals—continued
Linde plc	4,640	$ 2,103
		8,655

Commercial Services & Supplies—1.0%
Cintas Corp.	15,990	3,385
Waste Management, Inc.	14,950	3,488
		6,873

Communications Equipment—1.1%
Cisco Systems, Inc.	91,620	5,289
Motorola Solutions, Inc.	5,095	2,244
		7,533

Construction & Engineering—0.5%
Quanta Services, Inc.	10,730	3,141
Consumer Finance—0.8%
Discover Financial Services	29,565	5,401
Consumer Staples Distribution & Retail—2.3%
Costco Wholesale Corp.	6,510	6,474
Target Corp.	12,525	1,211
Walmart, Inc.	80,850	7,863
		15,548

Diversified Telecommunication Services—0.3%
AT&T, Inc.	73,240	2,029
Electric Utilities—0.2%
Constellation Energy Corp.	5,270	1,178
Electrical Equipment—0.2%
Rockwell Automation, Inc.	4,105	1,017
Entertainment—1.2%
Netflix, Inc.(3)	5,730	6,485
Take-Two Interactive Software, Inc.(3)	7,257	1,693
		8,178

Financial Services—2.1%
Fiserv, Inc.(3)	9,270	1,711
Mastercard, Inc. Class A	22,265	12,202
		13,913

Healthcare Equipment & Supplies—1.6%
Boston Scientific Corp.(3)	62,400	6,419
Intuitive Surgical, Inc.(3)	8,445	4,356
		10,775

Healthcare Providers & Services—1.5%
CVS Health Corp.	31,410	2,096
McKesson Corp.	5,065	3,610
UnitedHealth Group, Inc.	10,145	4,174
		9,880

	Shares	Value

Hotels, Restaurants & Leisure—1.0%
Chipotle Mexican Grill, Inc. Class A(3)	56,135	$ 2,836
McDonald’s Corp.	11,560	3,695
		6,531

Industrial Conglomerates—1.6%
3M Co.	24,645	3,424
General Electric Co.	35,945	7,244
		10,668

Insurance—1.3%
Allstate Corp. (The)	22,545	4,473
Aon plc Class A	11,870	4,211
		8,684

Interactive Media & Services—3.4%
Alphabet, Inc. Class A	55,960	8,886
Alphabet, Inc. Class C	20,505	3,299
Meta Platforms, Inc. Class A	18,845	10,346
		22,531

IT Services—0.7%
Accenture plc Class A	4,675	1,398
GoDaddy, Inc. Class A(3)	17,580	3,311
		4,709

Life Sciences Tools & Services—0.4%
Danaher Corp.	15,045	2,999
Machinery—1.0%
Deere & Co.	6,495	3,011
Parker-Hannifin Corp.	6,575	3,978
		6,989

Oil, Gas & Consumable Fuels—0.4%
Williams Cos., Inc. (The)	41,705	2,443
Pharmaceuticals—1.1%
Eli Lilly & Co.	8,420	7,569
Real Estate Management & Development—0.6%
CBRE Group, Inc. Class A(3)	17,680	2,160
CoStar Group, Inc.(3)	24,425	1,812
		3,972

Semiconductors & Semiconductor Equipment—6.7%
Analog Devices, Inc.	17,265	3,365
Broadcom, Inc.	37,615	7,240
KLA Corp.	4,465	3,138
Micron Technology, Inc.	21,120	1,625
NVIDIA Corp.	247,900	27,001
Texas Instruments, Inc.	16,120	2,580
		44,949

Software—6.9%
Atlassian Corp. Class A(3)	10,010	2,285

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
	Shares	Value

Software—continued
Autodesk, Inc.(3)	7,280	$ 1,997
Cadence Design Systems, Inc.(3)	6,975	2,077
Crowdstrike Holdings, Inc. Class A(3)	8,325	3,570
Microsoft Corp.	54,344	21,480
Oracle Corp.	11,798	1,660
Palantir Technologies, Inc. Class A(3)	17,770	2,105
Roper Technologies, Inc.	4,905	2,747
Salesforce, Inc.	17,555	4,717
ServiceNow, Inc.(3)	3,390	3,238
		45,876

Specialized REITs—1.0%
American Tower Corp.	11,660	2,628
Equinix, Inc.	4,345	3,740
		6,368

Specialty Retail—2.0%
Chewy, Inc. Class A(3)	63,405	2,378
Home Depot, Inc. (The)	11,435	4,122
O’Reilly Automotive, Inc.(3)	2,575	3,644
TJX Cos., Inc. (The)	26,855	3,456
		13,600

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	119,283	25,348
Total Common Stocks (Identified Cost $376,297)		377,894

Total Long-Term Investments—91.4% (Identified Cost $608,883)		609,136

Short-Term Investment—5.6%
Money Market Mutual Fund—5.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.222%)(4)	37,152,149	37,152
Total Short-Term Investment (Identified Cost $37,152)		37,152

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.0% (Identified Cost $646,035)		646,288

Value
Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $145)	$ (296)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.9% (Identified Cost $645,890)	$645,992
Other assets and liabilities, net—3.1%	20,381
NET ASSETS—100.0%	$666,373

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, these securities amounted to a value of $81,332 or 12.2% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Open written options contracts as of April 30, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(130)	$(1,950)	$150.00	05/16/25	$(4)
AbbVie, Inc.	(114)	(2,280)	200.00	05/16/25	(28)
Alphabet, Inc.	(103)	(1,906)	185.00	05/16/25	(2)
Alphabet, Inc.	(280)	(5,320)	190.00	05/16/25	(3)
Bank of America Corp.	(515)	(2,163)	42.00	05/16/25	(12)
Boston Scientific Corp.	(292)	(3,124)	107.00	05/16/25	(19)
Cadence Design Systems, Inc.	(29)	(957)	330.00	05/16/25	(2)
CBRE Group, Inc.	(88)	(1,188)	135.00	05/16/25	(2)
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
($ reported in thousands)
Open written options contracts as of April 30, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Charles Schwab Corp. (The)	(271)	$(2,303)	$85.00	05/16/25	$(15)
Citigroup, Inc.	(274)	(2,055)	75.00	05/16/25	(3)
Coca-Cola Co. (The)	(256)	(1,946)	76.00	05/16/25	(3)
Discover Financial Services	(74)	(1,517)	205.00	05/16/25	(3)
Ecolab, Inc.	(42)	(1,134)	270.00	06/20/25	(6)
General Electric Co.	(180)	(3,780)	210.00	05/16/25	(30)
Home Depot, Inc. (The)	(57)	(2,337)	410.00	05/16/25	(—) (3)
Intuitive Surgical, Inc.	(42)	(2,436)	580.00	05/16/25	(5)
JPMorgan Chase & Co.	(160)	(4,240)	265.00	05/16/25	(4)
Moody’s Corp.	(32)	(1,504)	470.00	05/16/25	(11)
Morgan Stanley	(93)	(1,163)	125.00	05/16/25	(3)
Netflix, Inc.	(29)	(3,277)	1,130.00	05/16/25	(99)
O’Reilly Automotive, Inc.	(13)	(1,898)	1,460.00	05/16/25	(13)
Roper Technologies, Inc.	(25)	(1,475)	590.00	05/16/25	(6)
ServiceNow, Inc.	(16)	(1,728)	1,080.00	05/16/25	(3)
Tesla, Inc.	(115)	(4,140)	360.00	05/16/25	(10)
UnitedHealth Group, Inc.	(70)	(3,990)	570.00	05/16/25	(1)
Waste Management, Inc.	(75)	(1,800)	240.00	05/16/25	(9)
Total Written Options					$(296)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of April 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$200,102	$—	$200,102
Equity Securities:
Convertible Preferred Stocks	31,140	31,140	—
Common Stocks	377,894	377,894	—
Money Market Mutual Fund	37,152	37,152	—
Total Assets	646,288	446,186	200,102
Liabilities:
Other Financial Instruments:
Written Options	(296)	(271)	(25)
Total Investments, Net of Written Options	$645,992	$445,915	$200,077
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2025.
There were no transfers into or out of Level 3 related to securities held at April 30, 2025.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.